Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Schedule of Intangible Assets Disclosure [Line Items]
Decrease in gross carrying amount of favorable leases, impairment	$ 0	$ 6,300,000	$ 100,000
Favorable Leases
Schedule of Intangible Assets Disclosure [Line Items]
Decrease in gross carrying amount of favorable leases, impairment	14,800,000
Accumulated amortization of favorable leases	194,797,000	180,074,000
Remaining weighted average amortization period	15 years 3 months 18 days
Amortization Expense
Schedule of Intangible Assets Disclosure [Line Items]
Accumulated amortization of favorable leases	29,500,000
Cost Adjustment
Schedule of Intangible Assets Disclosure [Line Items]
Accumulated amortization of favorable leases	$ 14,800,000